Related Parties - Aggregate Amount of Notes Purchased and the Income Earned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	$ 395	$ 1,573
Interest Earned on Notes	149	259
Notes balance	591	2,157
Prosper Funding LLC
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	29	1,065
Interest Earned on Notes	109	225
Notes balance	38	1,620
Executive officers and management
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	29	1,065
Interest Earned on Notes	109	225
Notes balance	38	1,620
Executive officers and management | Prosper Funding LLC
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	29	1,065
Interest Earned on Notes	109	225
Notes balance	38	1,620
Directors
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	366	508
Interest Earned on Notes	40	34
Notes balance	553	537
Directors | Prosper Funding LLC
Related Party Transaction [Line Items]
Aggregate Amount of Notes Purchased	0	0
Interest Earned on Notes	0	0
Notes balance	$ 0	$ 0